                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4975
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                          MFS MULTIMARKET INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                    Date of reporting period: July 31, 2007
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) MULTIMARKET INCOME TRUST

7/31/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Multimarket Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                                          SHARES/PAR        VALUE ($)

BONDS - 89.2%
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8%, 2014 (n)                                                              $    713,000      $      705,870
----------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft Acquisition Corp., 8.5%, 2015 (n)                                              600,000             600,000
----------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft Acquisition Corp., 9.75%, 2017 (n)                                             365,000             361,350
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,667,220
----------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                    $    860,979      $      843,739
----------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 10.0%
----------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                       $  2,000,000      $    1,619,063
----------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 7.866%, 2029                                                  1,877,956           1,984,735
----------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., "A4", FRN, 5.181%, 2047                             1,375,626           1,323,592
----------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                   1,375,626           1,294,439
----------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                         1,130,000           1,121,490
----------------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                          4,000,000           3,999,988
----------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049                           1,160,000           1,103,283
----------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                         267,465             265,997
----------------------------------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040                                                                           2,000,000           1,812,200
----------------------------------------------------------------------------------------------------------------------------
DEPFA Bank, 5.5%, 2010                                                                   EUR     960,000           1,342,579
----------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031                                  $  1,847,000           1,963,816
----------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)                                                 2,000,000           2,010,051
----------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.776%, 2025 (i)(z)                                            7,107,681             923,288
----------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, FRN, 0.937%, 2043 (i)(n)                 28,066,589             780,310
----------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, FRN, 0.497%, 2035 (i)                            58,328,392             785,415
----------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                            1,847,000           1,950,199
----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)                                2,542,000           2,538,414
----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., FRN, 7.662%, 2034 (n)                               1,853,000           1,944,444
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045                              1,590,000           1,547,749
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.294%, 2043                         1,375,626           1,330,215
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043                         1,590,000           1,543,188
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.875%, 2045                         1,590,000           1,593,441
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.876%, 2030 (i)                      13,703,628             313,936
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 1.41%, 2039 (i)(n)                                       14,915,475             785,393
----------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.642%, 2031 (i)                                         12,636,913              43,992
----------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                73,254              73,796
----------------------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., FRN, 7.312%, 2013 (z)                           2,581,000           2,701,359
----------------------------------------------------------------------------------------------------------------------------
RMAC PLC, FRN, 4.338%, 2036 (n)                                                          EUR      71,938              98,484
----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                                         $  3,448,307           3,416,448
----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                          2,000,000           1,888,712
----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                     1,375,626           1,312,507
----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.383%, 2043                                     2,660,000           2,523,658
----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.315%, 2044                                     2,777,000           2,676,831
----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                     1,500,000           1,459,087
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   52,072,099
----------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.9%
-------------------------------------------------------------------------------------------------------------------------
Continental AG, 6.875%, 2008                                                             EUR     100,000      $      141,022
----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031                                             $  1,251,000           1,548,258
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2009                                                            2,115,000           2,041,855
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75%, 2010                                                               310,000             313,057
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                                1,325,000           1,192,349
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8%, 2016                                                                  635,000             585,229
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., FRN, 8.11%, 2012                                                          400,000             381,937
----------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                             1,285,000           1,056,913
----------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 9%, 2015                                                             619,000             634,475
----------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.25%, 2011                                                            1,180,000           1,173,505
----------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 7%, 2014 (n)                                                               690,000             645,150
----------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 7.25%, 2017 (n)                                                             75,000              67,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    9,781,250
----------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.0%
----------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                  $  1,270,000      $    1,238,250
----------------------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                                        1,043,000           1,071,458
----------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25%, 2011                                                1,310,000           1,196,857
----------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 5.5%, 2014                                                 1,210,000             949,038
----------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., 8.5%, 2032                                                                  463,000             565,605
----------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25%, 2016                                                              355,000             370,975
----------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                               305,000             305,763
----------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                                 1,460,000           1,401,600
----------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.7%, 2025                                                              2,217,000           2,436,339
----------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 9.75%, 2015 (n)(p)                                               755,000             687,050
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   10,222,935
----------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.6%
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.625%, 2017                                                     $  2,378,000      $    2,253,305
----------------------------------------------------------------------------------------------------------------------------
INVESCO PLC, 5.625%, 2012                                                                      1,450,000           1,435,343
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.5%, 2017                                                     1,270,000           1,247,308
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 5.75%, 2016                                                                      668,000             651,658
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                   2,538,000           2,636,335
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    8,223,949
----------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.6%
----------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                  $  2,500,000      $    2,516,738
----------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                                595,000             511,700
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    3,028,438
----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.2%
----------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 10.25%, 2015                                                    $  1,140,000      $    1,140,000
----------------------------------------------------------------------------------------------------------------------------
CABLE TV - 1.1%
----------------------------------------------------------------------------------------------------------------------------
CCH II Holdings LLC, 10.25%, 2010                                                           $    610,000      $      620,675
----------------------------------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                                                    325,000             321,750
----------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                         1,744,000           1,618,054
----------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                 1,975,000           1,903,434
----------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                           1,135,000           1,305,572
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    5,769,485
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Akzo Nobel N.V., 5.625%, 2009                                                            EUR     100,000      $      138,926
----------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.125%, 2008                                                        $    457,000             472,995
----------------------------------------------------------------------------------------------------------------------------
Linde Finance B.V., 6% to 2013, FRN to 2049                                              EUR     101,000             140,685
----------------------------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                      $    680,000             644,300
----------------------------------------------------------------------------------------------------------------------------
Mosaic Co., 7.625%, 2016 (n)                                                                     995,000             999,975
----------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                           95,000              93,575
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,490,456
----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Seagate Technology HDD Holdings, 6.375%, 2011                                               $  1,217,000      $    1,180,490
----------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Actuant Corp., 6.875%, 2017 (z)                                                             $  1,495,000      $    1,420,250
----------------------------------------------------------------------------------------------------------------------------
Thyssenkrupp Finance B.V., 7%, 2009                                                      EUR     100,000             141,514
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,561,764
----------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 6.25%, 2013                                                   $    455,000      $      428,838
----------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                             1,212,000           1,199,873
----------------------------------------------------------------------------------------------------------------------------
Jarden Corp., 7.5%, 2017                                                                         525,000             472,500
----------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7%, 2017                                                          1,155,000           1,051,050
----------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7.625%, 2018                                                        250,000             238,125
----------------------------------------------------------------------------------------------------------------------------
Sodexho Alliance S.A., 5.875%, 2009                                                      EUR     100,000             139,427
----------------------------------------------------------------------------------------------------------------------------
Visant Holding Corp., 8.75%, 2013                                                           $    387,000             383,130
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    3,912,943
----------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.2%
----------------------------------------------------------------------------------------------------------------------------
Crown Americas LLC, 7.75%, 2015                                                             $  1,215,000      $    1,196,775
----------------------------------------------------------------------------------------------------------------------------
Greif, Inc., 6.75%, 2017                                                                       2,345,000           2,233,613
----------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                               453,000             458,663
----------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                              2,250,000           2,261,250
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    6,150,301
----------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.2%
----------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875%, 2015                                                      $  1,030,000      $      937,300
----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.25%, 2014                                                 $    205,000      $      184,500
----------------------------------------------------------------------------------------------------------------------------
NXP B.V./NXP Funding LLC, 7.875%, 2014                                                           615,000             568,875
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      753,375
----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 2.2%
----------------------------------------------------------------------------------------------------------------------------
Codelco, Inc., 5.625%, 2035                                                                 $  1,950,000      $    1,752,426
----------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 7.201%, 2020                                                       1,754,908           1,795,798
----------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.51%, 2022 (n)                                                    1,260,000           1,204,938
----------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.25%, 2017 (n)                                                        1,469,000           1,362,498
----------------------------------------------------------------------------------------------------------------------------
OAO Gazprom, 9.625%, 2013                                                                        550,000             625,625
----------------------------------------------------------------------------------------------------------------------------
OAO Gazprom, 6.212%, 2016                                                                      1,148,000           1,093,240
----------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                 878,000           1,044,651
----------------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)                                    2,510,000           2,769,393
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   11,648,569
----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 2.3%
----------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 6%, 2017                                                     $  3,299,000      $    3,195,082
----------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                                          615,000             666,968
----------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 7.125%, 2037                                                      100,000             105,350
----------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 10%, 2012 (z)                                        BRL     400,000             204,564
----------------------------------------------------------------------------------------------------------------------------
Nota do Tesouro Nacional, 6%, 2015                                                       BRL      47,999              24,260
----------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2013                                                             $    590,045             523,485
----------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.475%, 2012                                                       2,537,250           2,311,942
----------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, FRN, 7.16%, 2015                                                         1,350,000           1,417,500
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Republic of Panama, 9.375%, 2029                                                               1,241,000           1,607,095
----------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 6.7%, 2036                                                                   554,000             548,460
----------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                                            597,000             695,505
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Republic of South Africa, 5.875%, 2022                                                           569,000             542,684
----------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 5%, 2018                                                            UYU   5,140,000             249,783
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   12,092,678
----------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.9%
----------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 5.95%, 2016                                                       $    610,000      $      599,451
----------------------------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                         595,000             541,450
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                            420,000             394,275
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                          1,310,000           1,247,775
----------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.25%, 2019 (n)                                                                345,000             321,713
----------------------------------------------------------------------------------------------------------------------------
Hilcorp Energy I LP, 7.75%, 2015 (n)                                                             255,000             238,425
----------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                           435,000             415,425
----------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7%, 2017                                                    675,000             602,438
----------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125%, 2016                                                        595,000             551,863
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,912,815
----------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)                                       $    423,000      $      419,366
----------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                            1,083,000           1,087,061
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,506,427
ENTERTAINMENT - 0.2%
----------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 11%, 2016                                                          $    435,000      $      449,138
----------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                   419,000             468,009
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      917,147
----------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 2.6%
----------------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875%, 2012 (z)                                             $  1,180,000      $    1,103,386
----------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                                       2,250,000           2,115,684
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.85%, 2009                                                     962,000             929,831
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                                    817,000             759,727
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                   2,591,000           2,328,705
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%, 2031                                                        175,000             164,339
----------------------------------------------------------------------------------------------------------------------------
GMAC LLC, 6.125%, 2008                                                                           503,000             498,778
----------------------------------------------------------------------------------------------------------------------------
ILFC E-Capital Trust I, FRN, 5.9%, 2065 (n)                                                    2,500,000           2,469,598
----------------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.625%, 2013                                                1,248,000           1,251,925
----------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 6.5%, 2012                                                              600,000             544,287
----------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 6.875%, 2015                                                          1,520,000           1,345,802
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   13,512,062
----------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.7%
----------------------------------------------------------------------------------------------------------------------------
Allied Domecq Financial Services PLC, 5.875%, 2009                                       EUR     125,000      $      174,376
----------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (n)                                                               $    920,000             867,100
----------------------------------------------------------------------------------------------------------------------------
B&G Foods Holding Corp., 8%, 2011                                                                375,000             363,750
----------------------------------------------------------------------------------------------------------------------------
Dean Foods Co., 7%, 2016                                                                         810,000             745,200
----------------------------------------------------------------------------------------------------------------------------
Del Monte Corp., 6.75%, 2015                                                                     185,000             167,425
----------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 6.6%, 2016                                                                  1,520,000           1,542,181
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    3,860,032
----------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.3%
----------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corp., 6.125%, 2016                                                            $  1,300,000      $    1,285,350
----------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                      $    795,000      $      798,975
----------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                                59,000              61,655
----------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                                   679,000             599,015
----------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                          1,210,000           1,034,550
----------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 6.404%, 2016 (n)                                                               1,580,000           1,577,726
----------------------------------------------------------------------------------------------------------------------------
UPM Kymmene Corp., 6.125%, 2012                                                          EUR     100,000             140,408
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,212,329
----------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.4%
----------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                                                   $  1,520,000      $    1,428,800
----------------------------------------------------------------------------------------------------------------------------
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                                     375,000             360,000
----------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                              950,000             971,375
----------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                 1,530,000           1,549,125
----------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6.75%, 2013                                                                    500,000             461,250
----------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012                                                              825,000             781,688
----------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                630,000             533,925
----------------------------------------------------------------------------------------------------------------------------
Wimar Opco LLC, 9.625%, 2014 (n)                                                                 690,000             579,600
----------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp., 6%, 2016                                                                360,000             341,018
----------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                                 545,000             505,488
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    7,512,269
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.2%
----------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                           $  1,080,000      $    1,112,400
----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.9%
----------------------------------------------------------------------------------------------------------------------------
Allianz AG, 5.5% to 2014, FRN to 2049                                                    EUR     140,000      $      189,468
----------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 6.25%, 2037                                             $    300,000             276,347
----------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                    2,500,000           2,404,110
----------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                                         1,985,000           1,911,077
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,781,002
----------------------------------------------------------------------------------------------------------------------------
INSURANCE - HEALTH - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Centene Corp., 7.25%, 2014                                                                  $    350,000      $      332,500
----------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 1.6%
----------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)                                           $  2,384,000      $    2,644,774
----------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                         1,464,000           1,432,458
----------------------------------------------------------------------------------------------------------------------------
USI Holdings Corp., FRN, 9.23%, 2014 (n)                                                       1,495,000           1,420,250
----------------------------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust IV, FRN, 5.875%, 2032 (z)                                                  500,000             495,236
----------------------------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, FRN, 6.5%, 2037 (z)                                                   2,700,000           2,528,450
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    8,521,168
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 3.6%
----------------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.6%, 2011                                                         CAD     389,000      $      363,598
----------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.75%, 2010                                                   JPY 183,000,000           1,566,539
----------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.4%, 2012                                                    JPY 274,000,000           2,309,204
----------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.05%, 2023                                                   JPY 390,000,000           2,782,244
----------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 2.3%, 2026                                                    JPY 120,000,000           1,015,504
----------------------------------------------------------------------------------------------------------------------------
Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012                               JPY 275,000,000           2,342,730
----------------------------------------------------------------------------------------------------------------------------
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                  JPY 510,000,000           4,360,046
----------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 1.35%, 2014                                                            JPY 432,000,000           3,584,940
----------------------------------------------------------------------------------------------------------------------------
Vattenfall Treasury AB, 6%, 2010                                                         EUR     125,000             176,498
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   18,501,303
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 8.2%
----------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                                                 EUR   3,867,000      $    5,423,043
----------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                 EUR   1,808,000           2,383,646
----------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                 EUR   1,544,000           2,622,027
----------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                                                         CAD     778,000             741,602
----------------------------------------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                                                         CAD     671,000             627,687
----------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.75%, 2033                                                        CAD     236,000             264,389
----------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 4%, 2015                                                             DKK   4,203,000             752,098
----------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                                      EUR   5,181,000           7,008,096
----------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2014                                                      EUR   1,061,000           1,398,316
----------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                            EUR   2,725,000           3,865,832
----------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                                         EUR   2,632,000           3,663,130
----------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2012                                                          EUR     760,000           1,057,920
----------------------------------------------------------------------------------------------------------------------------
Republic of France, 5%, 2016                                                             EUR   1,274,000           1,818,057
----------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                             EUR     511,000             824,689
----------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2035                                                          EUR   2,099,000           2,961,979
----------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                          EUR   2,023,000           2,798,844
----------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                        GBP     562,000           1,349,378
----------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2021                                                        GBP     583,000           1,523,653
----------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 4.25%, 2036                                                     GBP     803,000           1,545,308
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   42,629,694
----------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                                     $    750,000      $      738,750
----------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                                             820,000             801,550
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,540,300
----------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 2.7%
----------------------------------------------------------------------------------------------------------------------------
Bank of Ireland, 7.4%, 2049                                                              EUR     500,000      $      737,275
----------------------------------------------------------------------------------------------------------------------------
BNP Paribas Capital Trust III, 6.625% to 2011, FRN to 2049                               EUR     100,000             144,388
----------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049(n)                                                 $  2,099,000           1,964,444
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group, 7.974%, 2010                                                        EUR     265,000             390,683
----------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(n)                                     $  1,543,000           1,540,918
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.125%, 2014                                                             2,755,000           2,624,281
----------------------------------------------------------------------------------------------------------------------------
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                       1,568,000           1,503,033
----------------------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC, 6.625% to 2009, FRN to 2049                               EUR     330,000             468,697
----------------------------------------------------------------------------------------------------------------------------
SG Capital Trust I, 7.875% to 2010, FRN to 2049                                          EUR     300,000             437,478
----------------------------------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                       $  4,068,000           3,989,707
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   13,800,904
----------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.2%
----------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017                                                   $    615,000      $      559,650
----------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 8.875%, 2015 (n)                                                 890,000             864,413
----------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc., 7.125%, 2015                                                                1,260,000           1,212,750
----------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                       300,000             286,500
----------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                        900,000             852,750
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                         1,315,000           1,278,838
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                          500,000             387,500
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9.25%, 2016 (n)                                                                     1,645,000           1,632,663
----------------------------------------------------------------------------------------------------------------------------
Hospira, Inc., 5.55%, 2012                                                                       360,000             360,259
----------------------------------------------------------------------------------------------------------------------------
Hospira, Inc., 6.05%, 2017                                                                     1,248,000           1,228,192
----------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 6.875%, 2015                                                                     590,000             532,475
----------------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc., 6.35%, 2016                                                               1,420,000           1,422,650
----------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015                                                         580,000             551,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   11,169,640
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.7%
----------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                       $  1,310,000      $    1,192,100
----------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                                                 1,090,000           1,201,725
----------------------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (n)                                                            1,405,000           1,608,725
----------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                                                595,000             623,263
----------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                                             1,445,000           1,517,250
----------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                    1,300,000           1,281,890
----------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                               720,000             637,200
----------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 7.375%, 2016                                                                45,000              43,988
----------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., "B", 6.875%, 2013                                                          630,000             612,675
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    8,718,816
----------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 10.0%
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2037                                                                 $  8,284,211      $    8,221,094
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.78%, 2015                                                                          706,127             680,889
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2021 - 2035                                                                 10,423,933          10,168,744
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2027 - 2035                                                                    6,483,708           6,235,576
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2032                                                                  1,429,121           1,454,903
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2021 - 2036                                                                  10,017,715           9,960,244
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2024                                                                            326,413             324,613
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2036                                                                       15,228,454          14,720,172
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   51,766,235
----------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.3%
----------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.25%, 2015                                                           $  1,030,000      $      963,050
----------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                               365,000             337,844
----------------------------------------------------------------------------------------------------------------------------
Inergy LP, 6.875%, 2014                                                                          400,000             372,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,672,894
----------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.2%
----------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015                                                    $  1,905,000      $    1,876,425
----------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                               1,250,000           1,365,700
----------------------------------------------------------------------------------------------------------------------------
El Paso Performance-Linked Trust, CLN, 7.75%, 2011 (n)                                         2,015,000           2,070,413
----------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.375%, 2017 (n)                                                          670,000             633,150
----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                 1,147,000           1,081,232
----------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                    1,123,000           1,099,282
----------------------------------------------------------------------------------------------------------------------------
Spectra Energy Capital LLC, 8%, 2019                                                             691,000             763,993
----------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                               1,750,000           1,933,750
----------------------------------------------------------------------------------------------------------------------------
Williams Partners LP, 7.25%, 2017                                                                765,000             742,050
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   11,565,995
----------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.3%
----------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                                $  3,213,000      $    3,202,198
----------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                       1,285,000           1,339,613
----------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                            870,000             809,100
----------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.125%, 2012                                EUR     130,000             200,440
----------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                             $    640,000             633,600
----------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                        295,000             299,425
----------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                        950,000             998,688
----------------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                            1,500,000           1,586,712
----------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                                                          1,309,000           1,401,706
----------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.625%, 2016                                                                 1,040,000           1,053,000
----------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 7%, 2019                                                                       195,000             175,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   11,699,982
----------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                                   $    720,000             655,200
----------------------------------------------------------------------------------------------------------------------------
Bristow Group, Inc., 7.5%, 2017 (n)                                                              165,000             163,350
----------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017                                         645,000             628,875
----------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                                                             760,000             744,800
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,192,225
----------------------------------------------------------------------------------------------------------------------------
OILS - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                    $  2,575,000      $    2,657,995
----------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.9%
----------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.26%, 2011 (n)                           $  2,258,100      $    2,258,100
----------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (n)                                                                  714,000             726,495
----------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2010                                                     15,000              15,600
----------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                577,000             602,244
----------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(n)                                   655,000             656,638
----------------------------------------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., FRN, 7.16%, 2012                                            2,000,000           2,020,286
----------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp, 5.45%, 2017                                                               1,500,000           1,449,795
----------------------------------------------------------------------------------------------------------------------------
Fortis Capital Co., 6.25% to 2009, FRN to 2049                                           EUR     155,000             216,963
----------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.25%, 2017 (n)                                                           $  1,173,000           1,105,553
----------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(n)                               1,220,000           1,203,213
----------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (n)                                                  1,633,000           1,609,766
----------------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85% to 2016, FRN to 2049(n)                                                  626,000             594,341
----------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 7.5%, 2010 (n)                                                    257,000             239,010
----------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                  769,000             726,705
----------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8.25%, 2037 (n)                                                          363,000             321,255
----------------------------------------------------------------------------------------------------------------------------
Woori Bank, 6.125% to 2011, FRN to 2016(n)                                                     1,510,000           1,504,990
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   15,250,954
----------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Veolia Environnement, 5.875%, 2008                                                       EUR     250,000      $      345,933
----------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                                           $    716,000      $      784,092
----------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.2%
----------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                               $    790,000      $      718,900
----------------------------------------------------------------------------------------------------------------------------
Bertelsmann U.S. Finance, Inc., 4.625%, 2010                                             EUR     148,000             201,760
----------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                            $    145,000             147,900
----------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                 567,000             595,350
----------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016                                                                         2,625,000           2,487,188
----------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016                                                             1,890,000           1,838,025
----------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 5.75%, 2008                                                 EUR     125,000             172,751
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    6,161,874
----------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.3%
----------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                              $  1,424,000      $    1,502,320
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.5%
----------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                                    $    663,000      $      667,347
----------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 5.783%, 2016                                                           720,000             708,370
----------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 4.6%, 2010                                                      1,375,000           1,341,619
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,717,336
----------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
----------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                             $  1,590,000      $    1,761,590
----------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.9%
----------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                               $    905,000      $      891,425
----------------------------------------------------------------------------------------------------------------------------
Federated Retail Holdings, Inc., 5.35%, 2012                                                     300,000             297,926
----------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 10.05%, 2008                                                                        2,710,000           2,838,950
----------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.875%, 2036                                                                 1,000,000             868,253
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,896,554
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.1%
----------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                                $    440,000      $      444,950
----------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A., 4.625%, 2011                                      EUR     125,000             169,713
----------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                       $    100,000              97,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      711,663
----------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Stater Brothers Holdings, Inc., 7.75%, 2015 (n)                                             $    350,000      $      325,500
----------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc., 7.5%, 2014                                                                      470,000             448,850
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      774,350
----------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (n)                                                     $    521,000      $      505,649
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
----------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                              $    520,000      $      545,350
----------------------------------------------------------------------------------------------------------------------------
Globo Comunicacoes e Participacoes S.A., 7.25%, 2022 (n)                                         100,000              91,250
----------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                       1,305,000           1,210,388
----------------------------------------------------------------------------------------------------------------------------
OJSC Vimpel-Communications, 8.25%, 2016                                                        1,945,000           1,991,622
----------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                980,000           1,045,670
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,884,280
----------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                                  $  1,760,000      $    1,758,386
----------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 5.625%, 2008                                                         EUR      75,000      $      103,476
----------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 6.75%, 2017                                                        $  3,016,000           3,008,460
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    3,111,936
----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                                   $    685,000      $      685,000
----------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                               452,000             445,220
----------------------------------------------------------------------------------------------------------------------------
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                                          795,000             755,250
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,885,470
----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 5.3%
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 7.5%, 2016                                                             $  4,012,000      $    4,810,954
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                              3,386,000           3,574,610
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036 (f)                                                           12,628,000          11,807,180
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.5%, 2016                                                                2,718,000           2,665,975
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.375%, 2027                                                              4,000,000           4,684,376
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   27,543,095
----------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.8%
----------------------------------------------------------------------------------------------------------------------------
AES Corp., 9.375%, 2010                                                                     $    465,000      $      476,625
----------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                                 805,000             843,238
----------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                          2,509,000           2,825,460
----------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7%, 2017 (n)                                                            1,385,000           1,249,963
----------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.625%, 2027 (n)                                                          105,000              91,613
----------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                     1,283,000           1,328,095
----------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                         2,506,000           2,605,892
----------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                           883,000             933,437
----------------------------------------------------------------------------------------------------------------------------
Intergen N.V., 9%, 2017 (z)                                                                      895,000             881,575
----------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 7.875%, 2012 (n)                                                     464,000             461,216
----------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 8.8%, 2017 (n)                                                       761,000             766,708
----------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.3%, 2011                                                       200,000             196,000
----------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                        1,500,000           1,492,500
----------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014                                                               1,695,000           1,646,337
----------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                 1,870,000           1,804,550
----------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 7.875%, 2017                                                               675,000             641,250
----------------------------------------------------------------------------------------------------------------------------
RWE Finance B.V., 5.375%, 2008                                                           EUR       6,000               8,259
----------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014 (n)                                             $  2,133,558           2,085,404
----------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                       2,670,000           2,731,469
----------------------------------------------------------------------------------------------------------------------------
Waterford 3 Funding Corp., 8.09%, 2017                                                         1,872,870           1,934,844
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   25,004,435
----------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                 $  463,458,392
----------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 1.2% (g)(r)
----------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%, 2013                                                    $  1,181,954      $    1,111,037
----------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., Second Lien Term Loan, 8.1%, 2014                                    383,100             366,100
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,477,137
----------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., DD Term Loan, 6.86%, 2014                                            $    289,535      $      274,154
----------------------------------------------------------------------------------------------------------------------------
Univision Communications, DD Term Loan, 6.34%, 2014                                               10,845               9,966
----------------------------------------------------------------------------------------------------------------------------
Univision Communications, Term Loan B, 7.89%, 2014                                               168,693             155,020
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      439,140
----------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC, Term Loan, 7.36%, 2014                                $    167,554      $      159,080
----------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., Incremental Term Loan, 7.07%, 2013                                           498,539             477,247
----------------------------------------------------------------------------------------------------------------------------
Mediacom Illinois LLC, Term Loan A, 6.84%, 2012                                                  448,333             430,680
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,067,007
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Celanese AG, Term Loan B, 7.11%, 2014                                                       $    566,637      $      535,472
----------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.0%
----------------------------------------------------------------------------------------------------------------------------
Jarden Corp., Term Loan, 8.36%, 2008                                                        $    163,491      $      159,063
----------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Dean Foods Co., Term Loan B, 6.86%, 2014                                                    $    443,012      $      425,153
----------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., DD Term Loan, 5.86%, 2014                                   $     22,501      $       21,387
----------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Term Loan B, 7.36%, 2012                                         339,598             322,788
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.61%, 2012                                                              867,680             834,141
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,178,316
----------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.0%
----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., Term Loan, 6.82%, 2014                                                 $    154,611      $      147,461
----------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., A, Credit Linked Deposit, 7.07%, 2012                     $    199,980      $      190,669
----------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Term Loan, 7.09%, 2012                                         349,705             334,624
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      525,293
----------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.36%, 2014                                                      $    666,302      $      634,838
----------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                   $    6,588,880
----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.0%
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.0%
----------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", REIT, 8.75%                                                            5,100      $      126,990
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 0.0%
----------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.0%
----------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (a)                                                       19,975      $            0
----------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%
----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.0%
----------------------------------------------------------------------------------------------------------------------------
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (a)                    1,250,000      $            0
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 8.9% (y)
----------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.35%, due 8/01/07                                        $ 20,738,000      $   20,738,000
----------------------------------------------------------------------------------------------------------------------------
Cargill, Inc., 5.35%, due 8/01/07 (t)                                                         20,738,000          20,738,000
----------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.34%, due 8/01/07                                             4,619,000           4,619,000
----------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                $   46,095,000
----------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                        $  516,269,262
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                              3,425,324
----------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                         $  519,694,586
----------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2007, the trust held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $450,021,799 and 87.17% of market value. An independent pricing service provided an evaluated bid for 86.12% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $58,833,507, representing 11.3% of net assets.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restrificult. The trust holds the following restricted securities:


                                                   ACQUISITION           ACQUISITION          CURRENT        TOTAL % OF
RESTRICTED SECURITIES                                  DATE                 COST            MARKET VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Actuant Corp., 6.875%, 2017                            6/6/07            $  1,489,125        $ 1,420,250
Bayview Financial Revolving Mortgage Loan
Trust, FRN, 6.12%, 2040                                3/1/06               4,000,000          3,999,988
Capmark Financial Group, Inc., 5.875%, 2012            5/3/07               1,179,493          1,103,386
DLJ Commercial Mortgage Corp., 6.04%, 2031             7/23/04              1,969,453          2,010,051
Falcon Franchise Loan LLC, FRN, 3.776%, 2025           1/29/03              1,350,197            923,288
Federative Republic of Brazil, CLN, 10%, 2012     7/10/06 - 9/21/06           155,930            204,564
GMAC Commercial Mortgage Securities, Inc.,
FRN, 6.02%, 2033                                      11/17/00              1,991,746          2,538,414
Intergen N.V., 9%, 2017                                7/23/07                887,742            881,575
Prudential Securities Secured Financing Corp.,
FRN, 7.312%, 2013                                      12/6/04              2,865,414          2,701,359
ZFS Finance USA Trust IV, FRN, 5.875%, 2032            5/3/07                 499,850            495,236
ZFS Finance USA Trust V, FRN, 6.5%, 2037               5/3/07               2,714,112          2,528,450
------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                  $18,806,561      3.6%
                                                                                             ===========================

The following abbreviations are used in this report and are defined:

CLN   Credit-Linked Note
FRN   Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT  Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
CHF   Swiss Franc
CNY   Chinese Yuan Renminbi
DKK   Danish Krone
EUR   Euro
GBP   British Pound
IDR   Indonesian Rupiah
JPY   Japanese Yen
MXN   Mexican Peso
MYR   Malaysian Ringgit
PEN   Peruvian Nuevo Sol
PHP   Philippine Peso
PLN   Polish Zloty
SGD   Singapore Dollar
UYU   Uruguayan Peso

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MULTIMARKET INCOME TRUST
SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

Aggregate Cost                                    $ 526,253,451
                                                  =============
Gross unrealized appreciation                     $   4,275,659
Gross unrealized depreciation                       (14,259,848)
                                                  -------------
Net unrealized appreciation (depreciation)        $  (9,984,189)
                                                  =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES
-----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 7/31/07
Appreciation and Depreciation in the table below are reported by currency.

                                                                                            NET UNREALIZED
                  CONTRACTS TO      SETTLEMENT           CONTRACTS                            APPRECIATION
TYPE   CURRENCY  DELIVER/RECEIVE    DATE RANGE         IN EXCHANGE FOR       AT VALUE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
APPRECIATION
------------

BUY       AUD           337,384       08/03/2007          $   283,376       $   288,876     $      5,500
SELL      AUD            31,202       08/03/2007               26,746            26,716               30
SELL      CAD         2,200,323       09/17/2007            2,094,860         2,068,360           26,500
BUY       CHF         1,624,565       08/03/2007            1,331,229         1,351,479           20,250
BUY       CNY        41,418,000       09/28/2007            5,518,794         5,533,630           14,836
BUY       EUR         3,211,570 09/17/2007 - 09/19/2007     4,284,046         4,403,617          119,571
SELL      EUR         2,305,103       09/19/2007            3,190,530         3,160,857           29,673
SELL      GBP           662,125       09/19/2007            1,363,540         1,346,240           17,300
SELL      IDR     4,850,468,210       08/27/2007              531,558           525,449            6,109
BUY       JPY       160,252,150       08/20/2007            1,307,540         1,352,600           45,060
SELL      MXN        11,248,549       08/06/2007            1,044,822         1,026,277           18,545
SELL      MYR         6,896,459       08/20/2007            2,007,672         1,998,329            9,343
BUY       PHP        58,390,379       08/17/2007            1,286,132         1,286,635              503
SELL      PHP        58,390,579       08/17/2007            1,299,301         1,286,640           12,661
BUY       PLN         3,693,308       08/31/2007            1,312,420         1,334,394           21,974
                                                                                            ------------
                                                                                            $    347,855
                                                                                            ============

DEPRECIATION
------------

BUY       AUD            31,202       09/19/2007          $    26,707       $    26,677     $       (30)
SELL      AUD           306,182       08/03/2007              251,314           262,159         (10,845)
SELL      CHF         1,642,565       08/03/2007            1,308,723         1,351,479         (42,756)
SELL      DKK         4,128,887       08/13/2007              743,210           760,001         (16,791)
SELL      EUR        33,327,621 09/17/2007 - 09/19/2007    44,504,287        45,700,199      (1,195,912)
BUY       GBP           143,459       09/19/2007              294,361           291,682          (2,679)
SELL      GBP         1,563,900       09/19/2007            3,084,245         3,179,738         (95,493)
BUY       IDR    11,364,149,074       08/20/2007            1,260,582         1,231,283         (29,299)
SELL      JPY     2,308,314,941       09/18/2007           18,996,444        19,553,855        (557,411)
BUY       MXN        11,284,549       08/06/2007            1,046,726         1,029,561         (17,165)
BUY       MYR         8,834,977       08/20/2007            2,576,385         2,560,037         (16,348)
BUY       PEN         2,458,170       08/16/2007              780,000           778,224          (1,776)
BUY       SGD         4,005,140       08/13/2007            2,648,727         2,645,079          (3,648)
                                                                                            ------------
                                                                                            $ (1,990,153)
                                                                                            ============

FUTURES CONTRACTS OUTSTANDING AT 7/31/07

                                                                                                    UNREALIZED
                                                                               EXPIRATION          APPRECIATION
DESCRIPTION                      CONTRACTS                 VALUE                   DATE           (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)           50                  $ 5,503,125                Sep-07               $ 39,669
U.S. Treasury Note 10 yr (Long)     91                    9,775,391                Sep-07                 66,509
----------------------------------------------------------------------------------------------------------------
                                                                                                        $106,178
                                                                                                        ========

                                                                                                                        UNREALIZED
                    NOTATIONAL                                              CASH FLOWS             CASH FLOWS          APPRECIATION
EXPIRATION            AMOUNT         COUNTERPARTY                            TO RECEIVE              TO PAY           (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS

 4/20/12   USD       1,330,000    Morgan Stanley Capital Services, Inc.         (1)               2.08% (fixed rate)     $  81,771
 4/1/15    USD         300,000    JPMorgan Chase Bank                     4.1% (fixed rate)               (2)              (10,635)
 3/20/17   USD       1,370,000    JPMorgan Chase Bank                    0.49% (fixed rate)               (3)               (9,724)
 3/20/17   USD       1,250,000    Merrill Lynch International                   (4)               0.81% (fixed rate)            31
 3/20/17   USD       1,370,000    JPMorgan Chase Bank                           (5)               0.38% (fixed rate)        19,171
 3/20/17   USD       1,040,000    Goldman Sachs International                   (6)               0.40% (fixed rate)         7,787
 6/20/17   USD       1,150,000    Merrill Lynch International                   (7)               0.91% (fixed rate)        16,381
 9/20/17   USD       1,300,000    Goldman Sachs International                   (8)             0.2125% (fixed rate)         3,897
                                                                                                                         ---------
                                                                                                                         $ 108,679
                                                                                                                         =========

(1) Trust to receive notional amount upon a defined credit default event by Republic of Argentina, 8.28%, 12/31/33.
(2) Trust to pay notional amount upon a defined credit default event by Abitibi - Consolidated, 8.375%, 4/01/15.
(3) Trust to pay notional amount upon a defined credit default event by Burlington Northern Santa Fe Corp., 6.75, 7/15/11.
(4) Trust to receive notional amount upon a defined credit default event by Waste Management, Inc., 7.375%, 8/01/10.
(5) Trust to receive notional amount upon a defined credit default event by PPG Industries, Inc., 7.05%, 8/15/09.
(6) Trust to receive notional amount upon a defined credit default event by Dover Corp., 6.25%, 6/01/08.
(7) Trust to receive notional amount upon a defined credit default event by New York Times Co., 4.61%, 9/26/12.
(8) Trust to receive notional amount upon a defined credit default event by United Parcel Service, Inc., 8.375%, 4/01/30.

At July 31, 2007, the trust had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2007, are as follows:


-------------------------------
United States            69.2%
-------------------------------
United Kingdom            5.6%
-------------------------------
Japan                     3.5%
-------------------------------
Germany                   3.4%
-------------------------------
Russia                    2.3%
-------------------------------
Netherlands               2.3%
-------------------------------
France                    2.1%
-------------------------------
Canada                    1.7%
-------------------------------
Brazil                    1.3%
-------------------------------
Other Countries           8.6%
-------------------------------

The  country  weighting  percentages  include  both  accrued  interest  amounts  and the  equivalent exposure from any derivative holdings, if applicable.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 13, 2007
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 13, 2007
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 13, 2007
      ------------------


* Print name and title of each signing officer under his or her signature.